Accrued Expenses and Other Liabilities	6 Months Ended
Jun. 30, 2020
Payables And Accruals [Abstract]
Accrued Expenses and Other Liabilities

5. Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2020	2019
Compensation and benefits	$1,901	$2,419
External research and development expenses	3,078	3,150
Professional services	2,378	542
Other liabilities	1,264	506
	$8,621	$6,617